Acquisitions - Schedule of Final Allocation of Purchase Price (Detail) (Color Optics Inc [Member], USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Color Optics Inc [Member]
Business Acquisition [Line Items]
Current assets	$ 3,451
Property, plant and equipment	614
Intangible assets
Goodwill
Long-term assets	2,412
Current liabilities	(1,647)
Long-term liabilities	(54)
Total purchase price	$ 4,776